Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 188,944	$ 161,360
163j Interest Carryovers	57,809	41,596
Stock compensation	10,808	12,906
Accrued and prepaid expenses	3,347	2,593
Other	52	111
Total deferred tax assets	260,960	218,566
Deferred tax liabilities:
Depreciation and amortization	(300,073)	(312,793)
Inventory	(1,056)	(1,112)
Total deferred tax liabilities	(301,129)	(313,905)
Valuation allowance	(256,599)	(212,071)
Net deferred tax liabilities	$ (296,768)	$ (307,410)